MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 source	Dec. 31, 2013	Dec. 31, 2012
Management and Agreement Fortress Funds [Abstract]
Number of principal sources of income from agreements with the Fortress Funds	2
Incentive income recognized on achieving annual performance criteria	$ 108.7	$ 271.2	$ 184.4
Incentive income distributions from credit PE funds which represented tax distributions	147.9	78.3	72.6
Management fees waived on employees' investments	6.0	4.7	3.9
Incentive income waived on employees' investments	$ 4.0	$ 6.0	$ 4.9